Segment Reporting - Company's Operations by Segment (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Segment Reporting Information [Line Items]
Revenues					$ 1,153,622	$ 1,264,536	$ 1,297,358	$ 1,198,705	$ 4,607,521	$ 4,914,221	$ 4,549,773
Purchased transportation costs					747,101	821,161	853,962	788,128	3,020,988	3,210,352	2,994,302
Staff costs									894,503	938,592	849,995
Depreciation									48,917	48,018	46,008
Amortization of intangible assets									12,262	15,761	14,718
Severance and other									18,039	15,132
Goodwill impairment									93,008
Intangible assets impairment									1,643	5,178
Other operating expenses									546,456	552,518	522,034
Total operating expenses									4,635,816	4,785,551	4,427,057
Operating (loss)/income	(107,545)	22,680	33,030	23,540	21,855	48,281	39,741	18,793	(28,295)	128,670	122,716
Interest income									17,071	18,122	14,448
Interest expense									(30,486)	(31,908)	(30,557)
Other income/(expense), net									(439)	(236)	1,245
Pretax income (loss)									(42,149)	114,648	107,852
Provision for income taxes	27,992	7,378	10,047	6,474	6,185	13,971	11,259	4,235	51,891	35,650	33,229
Net income (loss)									(94,040)	78,998	74,623
Net income attributable to non-controlling interests									6,466	6,465	4,720
Net income (loss) attributable to UTi Worldwide Inc.	(142,823)	10,548	18,883	12,886	12,381	28,536	22,873	8,743	(100,506)	72,533	69,903
Capital expenditures for property, plant and equipment									92,665	100,322	57,046
Capital expenditures for internally developed software									38,160	48,560	25,006
Segment assets	2,074,057				2,255,649				2,074,057	2,255,649	2,112,705
Freight Forwarding [Member]
Segment Reporting Information [Line Items]
Revenues									3,094,408	3,384,335	3,162,238
Purchased transportation costs									2,384,697	2,599,687	2,456,000
Staff costs									420,140	443,960	391,060
Depreciation									16,369	17,300	16,868
Amortization of intangible assets									4,116	4,398	4,238
Severance and other									6,029	5,555
Other operating expenses									190,253	196,885	195,014
Total operating expenses									3,021,604	3,267,785	3,063,180
Operating (loss)/income									72,804	116,550	99,058
Capital expenditures for property, plant and equipment									20,043	25,370	27,153
Segment assets	1,207,062				1,323,455				1,207,062	1,323,455	1,273,259
Contract Logistics and Distribution [Member]
Segment Reporting Information [Line Items]
Revenues									1,513,113	1,529,886	1,387,535
Purchased transportation costs									636,291	610,665	538,302
Staff costs									440,459	465,669	433,641
Depreciation									29,417	28,417	29,192
Amortization of intangible assets									5,986	8,943	9,681
Severance and other									9,680	5,653
Goodwill impairment									93,008
Intangible assets impairment									1,643	5,178
Other operating expenses									336,144	336,431	305,619
Total operating expenses									1,552,628	1,460,956	1,316,435
Operating (loss)/income									(39,515)	68,930	71,100
Capital expenditures for property, plant and equipment									62,301	67,668	15,564
Capital expenditures for internally developed software										141	323
Segment assets	680,575				800,099				680,575	800,099	759,097
Corporate [Member]
Segment Reporting Information [Line Items]
Staff costs									33,904	28,963	25,294
Depreciation									3,131	2,301	(52)
Amortization of intangible assets									2,160	2,420	799
Severance and other									2,330	3,924
Other operating expenses									20,059	19,202	21,401
Total operating expenses									61,584	56,810	47,442
Operating (loss)/income									(61,584)	(56,810)	(47,442)
Capital expenditures for property, plant and equipment									10,321	7,284	14,329
Capital expenditures for internally developed software									38,160	48,419	24,683
Segment assets	$ 186,420				$ 132,095				$ 186,420	$ 132,095	$ 80,349